Restrictions on Cash and Due from Banks - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Minimum average reserve balances to be maintain at bank subsidiaries	$ 2.0	$ 1.8
Balances held at the federal reserve	$ 4.4	$ 1.9